Stock Based Compensation - Schedule of Stock Option Activity (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of Options, Forfeited	6,137
Stock Options [Member]
Number of Options Outstanding beginning	2,795,707	1,422,000
Number of Options, Granted	715,000	1,520,207
Number of Options, Forfeited	(1,018,500)	(146,500)
Number of Options Outstanding Ending	2,492,207	2,795,707
Number of Options Exercisable	1,702,520
Weighted Average Exercise Price Outstanding beginning	$ 7.07	$ 10.16
Weighted Average Exercise Price, Granted	1.88	4.46
Weighted Average Exercise Price, Forfeited	8.42	10.00
Weighted Average Exercise Price Outstanding Ending	4.44	$ 7.07
Weighted Average Exercise Price Exercisable	$ 5.28
Weighted Average Remaining Life In Years Outstanding, Beginning	9 years
Weighted Average Remaining Life In Years Outstanding, Ending	8 years 7 months 6 days	9 years
Weighted Average Remaining Life In Years Exercisable	8 years 6 months
Aggregate Intrinsic Value Outstanding
Aggregate Intrinsic Value Exercisable